Average Annual Total Returns - LVIP Global Aggressive Growth Allocation Managed Risk Fund	Standard Class 1 year	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class Since Inception	Service Class Inception Date	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) Since Inception	Global Aggressive Growth Blended Composite (reflects no deductions for fees, expenses or taxes) 1 year		Global Aggressive Growth Blended Composite (reflects no deductions for fees, expenses or taxes) Since Inception
Total	6.44%	9.21%	Nov. 01, 2018	6.16%	8.94%	Nov. 01, 2018	20.96%	19.61%	15.97%	[1]	15.59%	[1]

[1]	The Global Aggressive Growth Blended Composite is constructed as follows: 37% Russell 1000® Index, 23% MSCI EAFE® NR Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, 10% Russell Midcap® Index, 5% Russell 2000® Index, and 5% MSCI Emerging Markets NR Index. The Growth Blended Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. The performance of the Growth Blended Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.